VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS:
Cash and cash equivalents	$ 998,949,000	$ 217,057,000
Restricted cash	1,969,000	330,791,000
Short-term investments	399,345,000	100,745,000
Accounts receivable, net	82,550,000	87,521,000
Prepaid and other current assets	107,311,000	106,590,000
Assets held for sale (current)	0	1,412,168,000
Total current assets	1,590,124,000	2,254,872,000
Fixed assets, net	329,997,000	337,674,000
Other non-current assets	25,589,000	42,140,000
Total assets	2,245,785,000	2,822,121,000
LIABILITIES:
Accounts payable	87,447,000	107,611,000
Accrued liabilities	138,196,000	157,513,000
Receipts in advance and deferred revenue	57,041,000	52,055,000
Liabilities held for sale (current)	0	416,998,000
Total current liabilities	503,451,000	1,284,730,000
Long-term tax liabilities	193,918,000	188,760,000
Deferred tax liabilities	249,165,000	217,593,000
Total liabilities	953,598,000	1,790,140,000
Cost of revenues:
Total cost of revenues	204,671,000	217,437,000	$ 243,647,000
Operating expenses:
Total operating expenses	533,433,000	459,082,000	501,353,000
Net income from continuing operations	69,271,000	(36,527,000)	(98,499,000)
Net loss from discontinued operations	864,902,000	(91,793,000)	55,108,000
Cash flows from operating activities:
Net cash provided by continuing operating activities	113,610,000	163,394,000	(18,267,000)
Net cash used in discontinued operating activities	(175,888,000)	(68,187,000)	228,857,000
Net cash provided by operating activities	(62,278,000)	95,207,000	210,590,000
Cash flows from investing activities:
Net cash used in continuing investing activities	(537,419,000)	184,393,000	(214,814,000)
Net cash provided by/(used in) discontinued investing activities	1,054,148,000	235,374,000	(228,406,000)
Net cash used in investing activities	516,729,000	419,767,000	(443,220,000)
Cash flows from financing activities:
Net cash provided by continuing financing activities	(424,968,000)	101,795,000	(479,748,000)
Net cash provided by/(used in) discontinued financing activities	(9,132,000)	(8,209,000)	(33,415,000)
Net cash provided by financing activities	(434,100,000)	93,586,000	(513,163,000)
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	32,513,000	47,028,000
Restricted cash	0	1,211,000
Short-term investments	0	153,000
Accounts receivable, net	36,027,000	47,234,000
Prepaid and other current assets	18,836,000	15,385,000
Intra-Group receivables due from the Company's subsidiaries	647,330,000	506,659,000
Assets held for sale (current)	0	113,011,000
Total current assets	734,706,000	730,681,000
Fixed assets, net	427,000	295,000
Other non-current assets	86,744,000	69,284,000
Total assets	821,877,000	800,260,000
LIABILITIES:
Accounts payable	12,325,000	11,145,000
Accrued liabilities	43,695,000	46,888,000
Receipts in advance and deferred revenue	45,844,000	43,076,000
Other current liabilities	24,026,000	37,148,000
Intra-Group payables due to the Company's subsidiaries	462,487,000	350,599,000
Liabilities held for sale (current)	0	187,712,000
Total current liabilities	588,377,000	676,568,000
Long-term tax liabilities	14,465,000	14,134,000
Deferred tax liabilities	3,323,000	2,014,000
Other non-current liabilities	1,750,000	1,819,000
Total liabilities	607,915,000	694,535,000
Revenues:
Total revenues	686,311,000	583,187,000	511,957,000
Cost of revenues:
Total cost of revenues	217,946,000	235,050,000	240,809,000
Operating expenses:
Total operating expenses	438,888,000	305,779,000	253,930,000
Net income from continuing operations	35,805,000	41,756,000	19,607,000
Net loss from discontinued operations	(47,924,000)	(82,329,000)	(1,491,000)
Cash flows from operating activities:
Net cash provided by continuing operating activities	35,619,000	79,614,000	24,660,000
Net cash used in discontinued operating activities	(1,789,000)	(13,244,000)	(5,046,000)
Net cash provided by operating activities	33,830,000	66,370,000	19,614,000
Cash flows from investing activities:
Net cash used in continuing investing activities	(164,558,000)	(107,094,000)	(53,698,000)
Net cash provided by/(used in) discontinued investing activities	12,116,000	7,797,000	(18,040,000)
Net cash used in investing activities	(152,442,000)	(99,297,000)	(71,738,000)
Cash flows from financing activities:
Net cash provided by continuing financing activities	111,888,000	32,751,000	26,559,000
Net cash provided by/(used in) discontinued financing activities	(9,131,000)	152,000	8,601,000
Net cash provided by financing activities	102,757,000	32,903,000	35,160,000
Variable Interest Entity Primary Beneficiary [Member] | Third-party [Member]
Revenues:
Total revenues	664,823,000	552,980,000	482,283,000
Cost of revenues:
Total cost of revenues	81,725,000	93,333,000	101,044,000
Operating expenses:
Total operating expenses	72,126,000	50,983,000	69,131,000
Variable Interest Entity Primary Beneficiary [Member] | Intra-Group [Member]
Revenues:
Total revenues	21,488,000	30,207,000	29,674,000
Cost of revenues:
Total cost of revenues	136,221,000	141,717,000	139,765,000
Operating expenses:
Total operating expenses	366,762,000	254,796,000	184,799,000
Cash flows from operating activities:
Net cash provided by operating activities	(505,553,000)	(379,649,000)	(310,243,000)
Cash flows from investing activities:
Net cash used in investing activities	(140,671,000)	(106,321,000)	(40,426,000)
Cash flows from financing activities:
Net cash provided by financing activities	111,888,000	32,751,000	26,559,000
Variable Interest Entity Primary Beneficiary [Member] | External parties [Member]
Cash flows from operating activities:
Net cash provided by operating activities	541,172,000	459,263,000	334,903,000
Cash flows from investing activities:
Net cash used in investing activities	$ (23,887,000)	$ (773,000)	$ (13,272,000)